Investments in subsidiaries - Impairment test results (Details) - HSBC North America Holdings Inc. $ in Millions, £ in Billions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)
Disclosure of subsidiaries [line items]
Recoverable amount	$ 16,016	£ 16.0	$ 13,264	£ 13.3
Discount rate
Disclosure of subsidiaries [line items]
Significant unobservable input, assets, percentage	0.1091	0.1091	0.1100	0.1100
Long-term growth rate
Disclosure of subsidiaries [line items]
Significant unobservable input, assets, percentage	0.0230	0.0230	0.0225	0.0225